LIQUID INSTITUTIONAL RESERVES

                                Money Market Fund
                           Government Securities Fund
                            Treasury Securities Fund

                               51 West 52nd Street
                          New York, New York 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

        Money Market Fund, Government Securities Fund and Treasury Securities Fund are professionally managed money market funds organized as diversified series of Liquid Institutional Reserves ("Trust"), an open-end investment company.

        The funds' investment adviser, administrator and distributor is PaineWebber Incorporated ("PaineWebber"); their sub-adviser is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber. Mitchell Hutchins also serves as the funds' sub-administrator.

        Portions of the funds' Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the funds' Annual Report without charge by calling toll-free 1-888-LIR-FUND.

        This SAI is not a prospectus and should be read only in conjunction with the fund's current Prospectus, dated September 1, 2000. A copy of the Prospectus may be obtained by calling any PaineWebber Financial Advisor or correspondent firm or by calling toll-free 1-888-LIR-FUND. Customers of banks and other financial intermediaries that purchase the funds' Financial Intermediary shares may obtain the Prospectus from their financial intermediaries. This SAI is dated September 1, 2000.



                            TABLE OF CONTENTS
                                                                       Page
                                                                       ----

     The Funds and Their Investment Policies...................          2
     The Funds' Investments, Related Risks and Limitations.....          3
     Organization of the Trust; Trustees and Officers;
        Principal Holders and Management Ownership of Securities         9
     Investment Advisory, Administration
        and Distribution Arrangements..........................         16
     Portfolio Transactions....................................         19
     Additional Information Regarding Redemptions..............         20
     Valuation of Shares.......................................         20
     Performance Information...................................         21
     Taxes.....................................................         24
     Other Information.........................................         24
     Financial Statements......................................         25



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                     THE FUNDS AND THEIR INVESTMENT POLICIES

        Each fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of each fund may be changed by its board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.

        Each fund is a money market fund that invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments are short-term debt-obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Each fund may purchase only those obligations that Mitchell Hutchins determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended
("Investment Company Act"). Each fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

        MONEY MARKET FUND's investment objective is to earn high current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar denominated money market instruments. The fund's investments include (1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks, (3) commercial paper and other short-term obligations of U.S. and foreign corporations, partnerships, trusts and similar entities, (4) repurchase agreements and (5) investment company securities.

        The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. The fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.

        The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than U.S. government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The fund may purchase only U.S. dollar denominated obligations of foreign issuers.

        The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce the fund's net income.

        GOVERNMENT SECURITIES FUND's investment objective is to earn high current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar denominated money market instruments. The fund invests substantially all its assets in U.S. government securities and in repurchase agreements secured by such securities. The fund's investments also may include securities of other investment companies that invest only in these instruments. Income from repurchase agreements may not be exempt from state and local income taxation. Under extraordinary circumstances, the fund may temporarily hold cash.

        Each investor should consult its own tax adviser to determine whether distributions from the fund derived from interest on its portfolio investments are exempt from state or local income taxation and whether such distributions may be subject to state corporate franchise tax.

        The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce the fund's net income.

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        TREASURY SECURITIES FUND's investment  objective is to earn high current income to the extent consistent with the preservation of capital and the maintenance of liquidity through investments in a diversified portfolio of high quality, short-term, U.S. dollar denominated money market instruments. The fund invests substantially all its assets in securities issued by the U.S. Treasury, which are supported by the full faith and credit of the United States. The interest income on these securities is generally exempt from state and local income tax. The fund will not enter into repurchase agreements.

        Each investor should consult its own tax adviser to determine whether distributions from the fund derived from interest on its portfolio investments are exempt from state or local income taxation and whether such distributions may be subject to state corporate franchise tax.

        The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary purposes, but not in excess of 33 1/3% of its total assets. The costs associated with borrowing may reduce the fund's net income. The fund may invest in the securities of other investment companies that have similar tax characteristics.

              THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS

        The following supplements the information contained in the Prospectus and above concerning each fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or the SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The funds may invest in these instruments to the extent consistent with their investment objectives.

        YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS; FIRST TIER SECURITIES. The yields on the money market instruments in which the funds invest are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by nationally recognized statistical rating organizations ("rating agencies") represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

        Subsequent to its purchase by a fund, an issue may cease to be rated or its rating may be reduced. If a security in a fund's portfolio ceases to be a First Tier Security or Mitchell Hutchins becomes aware that a security has received a rating below the second highest rating by any rating agency, Mitchell Hutchins and, in certain cases, the fund's board, will consider whether the fund should continue to hold the obligation. First Tier Securities include U.S. government securities and securities of other registered investment companies that are money market funds. Other First Tier Securities are either (1) rated in the highest short-term rating category by at least two rating agencies, (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or
(5) unrated, but determined by Mitchell Hutchins to be of comparable quality. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

        U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. These U.S. government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

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        U.S. government  securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.

        COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. Money Market Fund may purchase commercial paper, which includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ("SEC"). Descriptions of certain types of short-term obligations are provided below.

        ASSET-BACKED SECURITIES. Money Market Fund and Government Securities Fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

        VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. Money Market Fund and Government Securities Fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, Money Market Fund may purchase variable and floating rate securities of other issuers. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives a fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. A fund's investments in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. Money Market Fund will purchase variable and floating rate securities of non-U.S. government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See "The Funds' Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

        Generally, a fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

        VARIABLE AMOUNT MASTER DEMAND NOTES. Money Market Fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.

        INVESTING IN FOREIGN SECURITIES. Money Market Fund's investments in U.S. dollar denominated securities of foreign issuers may involve risks that are different from investments in U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about foreign issuers because they may not be subject to the same regulatory requirements as domestic issuers.

        CREDIT AND LIQUIDITY ENHANCEMENTS. Money Market Fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to the fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of the fund to use them when the fund wishes to do so.

        ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by the board. A fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

        Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.

        Not all restricted securities are illiquid. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

        Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.

        The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, which may include (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. Mitchell Hutchins monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.

        Mitchell Hutchins also monitors each fund's overall holdings of illiquid securities. If a fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of portfolio securities or shareholder redemptions), Mitchell Hutchins will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, a fund is not required to dispose of illiquid securities under these circumstances.

        REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

        Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only in transactions with counterparties believed by Mitchell Hutchins to present minimum credit risks.

        REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts."

        Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce a fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

        WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. A fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.

        A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts." A fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile.

        INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund may invest in securities of other money market funds, subject to limitations under the Investment Company Act. Among other things, these limitations currently restrict a fund's aggregate investments in other investment companies to no more than 10% of its total assets. A fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. A fund may invest in the securities of other money market funds when Mitchell Hutchins believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity.

        LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. Each fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. Each fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

        Pursuant to procedures adopted by the board governing each fund's securities lending program, PaineWebber has been retained to serve as lending agent for each fund. The board also has authorized the payment of fees
(including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under the funds' securities lending program.

        SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis and reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to its obligation or commitment under such transactions.

INVESTMENT LIMITATIONS OF THE FUNDS
-----------------------------------

        FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed with respect to a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (3), the fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

        Each fund will not:

        (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

        The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

        (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks.

        The following interpretations apply to, but are not a part of, this fundamental restriction: (a) domestic and foreign banking will be considered to be different industries; and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

        (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

        (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

        The following interpretation applies to, but is not a part of, this fundamental restriction: Money Market Fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

        (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

        (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

        (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

        NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentage resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

        Each fund will not:

        (1) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

        (2) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

        (3) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

        (4) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.



               ORGANIZATION OF THE TRUST; TRUSTEES AND OFFICERS;
            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

        The Trust was formed on February 14, 1991 as a business trust under the laws of the Commonwealth of Massachusetts and has three operating series. The Trust has authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share, of each existing or future series. The Trust is governed by a board of trustees, which oversees the funds' operations. The board also is authorized to establish additional series. The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:

                                                     BUSINESS EXPERIENCE; OTHER
NAME AND ADDRESS; AGE       POSITION WITH TRUST            DIRECTORSHIPS
---------------------       -------------------     ----------------------------

Margo N. Alexander*+; 53    Trustee and President   Mrs.  Alexander is  Chairman
                                                    (since  March  1999),  chief
                                                    executive   officer   and  a
                                                    director     of     Mitchell
                                                    Hutchins    (since   January
                                                    1995), and an executive vice
                                                    president  and a director of
                                                    PaineWebber   (since   March
                                                    1984).  Mrs.   Alexander  is
                                                    president  and a director or
                                                    trustee  of  30   investment
                                                    companies for which Mitchell
                                                    Hutchins, PaineWebber or one
                                                    of their  affiliates  serves
                                                    as investment adviser.

Richard Q. Armstrong; 65               Trustee      Mr. Armstrong  is   chairman
R.Q.A. Enterprises                                  and  principal   of   R.Q.A.
One Old Church Road                                 Enterprises      (management
Unit #6                                             consulting  firm)     (since
Greenwich, CT 06830                                 April  1991  and   principal
                                                    occupation    since    March
                                                    1995).   Mr.  Armstrong  was
                                                    chairman of the board, chief
                                                    executive     officer    and
                                                    co-owner    of    Adirondack
                                                    Beverages    (producer   and
                                                    distributor  of soft  drinks
                                                    and sparkling/still  waters)
                                                    (October  1993-March  1995).
                                                    He was a partner  of The New
                                                    England   Consulting   Group
                                                    (management consulting firm)
                                                    (December  1992  - September
                                                    1993).   He   was   managing
                                                    director    of   LVMH   U.S.
                                                    Corporation (U.S. subsidiary
                                                    of the French  luxury  goods
                                                    conglomerate,  Louis Vuitton
                                                    Moet Hennessey  Corporation)
                                                    (1987-1991)  and chairman of
                                                    its   wine    and    spirits
                                                    subsidiary,   Schieffelin  &
                                                    Somerset  Company     (1987-
                                                    1991).  Mr.  Armstrong  is a
                                                    director  or  trustee  of 29
                                                    investment   companies   for
                                                    which   Mitchell   Hutchins,
                                                    PaineWebber  or one of their
                                                    affiliates     serves     as
                                                    investment    adviser.

                                                     BUSINESS EXPERIENCE; OTHER
NAME AND ADDRESS; AGE       POSITION WITH TRUST            DIRECTORSHIPS
---------------------       -------------------     ----------------------------

E. Garrett Bewkes, Jr.**+;     Trustee and          Mr. Bewkes  is a director of
  73                         Chairman of the        Paine Webber Group Inc. ("PW
                            Board of Trustees       Group")  (holding company of
                                                    PaineWebber   and   Mitchell
                                                    Hutchins). Prior to 1996, he
                                                    was  a   consultant   to  PW
                                                    Group.   He   serves   as  a
                                                    consultant  to   PaineWebber
                                                    (since May  1999).  Prior to
                                                    1988, he was chairman of the
                                                    board,  president  and chief
                                                    executive     officer     of
                                                    American  Bakeries  Company.
                                                    Mr.  Bewkes is a director of
                                                    Interstate          Bakeries
                                                    Corporation. Mr. Bewkes is a
                                                    director  or  trustee  of 40
                                                    investment   companies   for
                                                    which   Mitchell   Hutchins,
                                                    PaineWebber  or one of their
                                                    affiliates     serves     as
                                                    investment adviser.

Richard R. Burt; 53            Trustee              Mr. Burt is chairman of  IEP
1275 Pennsylvania Ave, N.W.                         Advisors, LLP (international
Washington, D.C.  20004                             investments  and  consulting
                                                    firm) (since March 1994) and
                                                    a  partner  of   McKinsey  &
                                                    Company          (management
                                                    consulting    firm)   (since
                                                    1991). He is also a director
                                                    of    Archer-Daniels-Midland
                                                    Co.            (agricultural
                                                    commodities),      Hollinger
                                                    International            Co.
                                                    (publishing),      Homestake
                                                    Mining Corp.  (gold mining),
                                                    six investment  companies in
                                                    the Deutsche  Bank family of
                                                    funds,    nine    investment
                                                    companies    in   the   Flag
                                                    Investors  family  of funds;
                                                    The Central  European  Fund,
                                                    Inc.  and The Germany  Fund,
                                                    Inc.,   vice   chairman   of
                                                    Anchor   Gaming    (provides
                                                    technology   to  gaming  and
                                                    wagering   industry)  (since
                                                    July 1999) and  chairman  of
                                                    Weirton  Steel Corp.  (makes
                                                    and finishes steel products)
                                                    (since April  1996).  He was
                                                    the chief  negotiator in the
                                                    Strategic   Arms   Reduction
                                                    Talks with the former Soviet
                                                    Union  (1989-1991)  and  the
                                                    U.S.   Ambassador   to   the
                                                    Federal  Republic of Germany
                                                    (1985-1989).  Mr.  Burt is a
                                                    director  or  trustee  of 29
                                                    investment   companies   for
                                                    which   Mitchell   Hutchins,
                                                    PaineWebber  or one of their
                                                    affiliates     serves     as
                                                    investment adviser.

Mary C. Farrell**+; 50           Trustee            Ms. Farrell is  a   managing
                                                    director,  senior investment
                                                    strategist and member of the
                                                    Investment  Policy Committee
                                                    of PaineWebber.  Ms. Farrell
                                                    joined  PaineWebber in 1982.
                                                    She  is  a  member   of  the
                                                    Financial            Women's
                                                    Association    and   Women's
                                                    Economic    Roundtable   and
                                                    appears    as   a    regular
                                                    panelist on Wall $treet Week
                                                    with  Louis  Rukeyser.   She
                                                    also  serves on the Board of
                                                    Overseers    of   New   York
                                                    University's Stern School of
                                                    Business.  Ms.  Farrell is a
                                                    director  or  trustee  of 28
                                                    investment   companies   for
                                                    which   Mitchell   Hutchins,
                                                    PaineWebber  or one of their
                                                    affiliates     serves     as
                                                    investment  adviser.

                                                     BUSINESS EXPERIENCE; OTHER
NAME AND ADDRESS; AGE       POSITION WITH TRUST            DIRECTORSHIPS
---------------------       -------------------     ----------------------------

Meyer Feldberg; 58              Trustee             Mr. Feldberg   is  Dean  and
Columbia University                                 Professor   of    Management
101 Uris Hall                                       of  the   Graduate    School
New York, NY  10027                                 of Business,        Columbia
                                                    University.  Prior  to 1989,
                                                    he  was   president  of  the
                                                    Illinois     Institute    of
                                                    Technology. Dean Feldberg is
                                                    also a director of Primedia,
                                                    Inc. (publishing), Federated
                                                    Department   Stores,    Inc.
                                                    (operator   of    department
                                                    stores)  and  Revlon,   Inc.
                                                    (cosmetics).  Dean  Feldberg
                                                    is a director  or trustee of
                                                    37 investment  companies for
                                                    which   Mitchell   Hutchins,
                                                    PaineWebber  or one of their
                                                    affiliates     serves     as
                                                    investment adviser.

George W. Gowen; 70             Trustee             Mr. Gowen  is a  partner  in
666 Third Avenue                                    the law  firm of Dunnington,
New York, NY 10017                                  Bartholow & Miller.    Prior
                                                    to  May   1994,   he  was  a
                                                    partner  in the law  firm of
                                                    Fryer,  Ross  &  Gowen.  Mr.
                                                    Gowen  is  a   director   or
                                                    trustee  of  37   investment
                                                    companies for which Mitchell
                                                    Hutchins, PaineWebber or one
                                                    of their  affiliates  serves
                                                    as investment adviser.


Frederic V. Malek; 63           Trustee             Mr.  Malek  is  chairman  of
1455 Pennsylvania Ave, N.W.                         of  Thayer Capital  Partners
Suite 350                                           (merchant bank) and Chairman
Washington,  D.C.  20004                            of Thayer Hotel Investors II
                                                    and  Lodging   Opportunities
                                                    Fund    (hotel    investment
                                                    partnerships).  From January
                                                    1992 to  November  1992,  he
                                                    was   campaign   manager  of
                                                    Bush-Quayle  '92.  From 1990
                                                    to   1992,   he   was   vice
                                                    chairman  and,  from 1989 to
                                                    1990,  he was  president  of
                                                    Northwest  Airlines Inc. and
                                                    NWA Inc. (holding company of
                                                    Northwest   Airlines  Inc.).
                                                    Prior   to   1989,   he  was
                                                    employed  by  the   Marriott
                                                    Corporation         (hotels,
                                                    restaurants,         airline
                                                    catering     and    contract
                                                    feeding),   where   he  most
                                                    recently  was  an  executive
                                                    vice president and president
                                                    of   Marriott   Hotels   and
                                                    Resorts. Mr. Malek is also a
                                                    director       of      Aegis
                                                    Communications,         Inc.
                                                    (tele-services),    American
                                                    Management   Systems,   Inc.
                                                    (management  consulting  and
                                                    computer related  services),
                                                    Automatic  Data  Processing,
                                                    Inc.  (computing  services),
                                                    CB Richard Ellis, Inc. (real
                                                    estate services), FPL Group,
                                                    Inc.  (electric   services),
                                                    Global     Vacation    Group
                                                    (packaged        vacations),
                                                    HCR/Manor Care, Inc. (health
                                                    care),  SAGA  Systems,  Inc.
                                                    (software    company)    and
                                                    Northwest  Airlines Inc. Mr.
                                                    Malek  is  a   director   or
                                                    trustee  of  29   investment
                                                    companies for which Mitchell
                                                    Hutchins, PaineWebber or one
                                                    of their  affiliates  serves
                                                    as investment adviser.

                                                     BUSINESS EXPERIENCE; OTHER
NAME AND ADDRESS; AGE       POSITION WITH TRUST            DIRECTORSHIPS
---------------------       -------------------     ----------------------------

Carl W. Schafer; 64             Trustee             Mr. Schafer is  president of
66 Witherspoon Street, #1100                        the   Atlantic    Foundation
Princeton, NJ  08542                                (charitable       foundation
                                                    supporting            mainly
                                                    oceanographic    exploration
                                                    and   research).   He  is  a
                                                    director  of  Labor   Ready,
                                                    Inc. (temporary employment),
                                                    Roadway    Express,     Inc.
                                                    (trucking),   The   Guardian
                                                    Group of Mutual  Funds,  the
                                                    Harding,    Loevner   Funds,
                                                    E.I.I.      Realty     Trust
                                                    (investment company),  Evans
                                                    Systems,  Inc. (motor fuels,
                                                    convenience     store    and
                                                    diversified        company),
                                                    Electronic  Clearing  House,
                                                    Inc. (financial transactions
                                                    processing),   Frontier  Oil
                                                    Corporation and Nutraceutix,
                                                    Inc.          (biotechnology
                                                    company).  Prior to  January
                                                    1993, he was chairman of the
                                                    Investment          Advisory
                                                    Committee   of  the   Howard
                                                    Hughes  Medical   Institute.
                                                    Mr. Schafer is a director or
                                                    trustee  of  29   investment
                                                    companies for which Mitchell
                                                    Hutchins, PaineWebber or one
                                                    of their  affiliates  serves
                                                    as investment adviser.

Brian M. Storms*+; 45           Trustee             Mr. Storms is president  and
                                                    chief  operating  officer of
                                                    Mitchell   Hutchins   (since
                                                    March 1999).  Mr. Storms was
                                                    president   of    Prudential
                                                    Investments     (1996-1999).
                                                    Prior to joining Prudential,
                                                    he was a  managing  director
                                                    at Fidelity Investments. Mr.
                                                    Storms  is  a  director   or
                                                    trustee  of  29   investment
                                                    companies for which Mitchell
                                                    Hutchins, PaineWebber or one
                                                    of their  affiliates  serves
                                                    as    investment    adviser.

Thomas  Disbrow***; 34       Vice President and     Mr. Disbrow is a first  vice
                            Assistant  Treasurer    president  and   a    senior
                                                    manager of the  mutual  fund
                                                    finance     department    of
                                                    Mitchell Hutchins.  Prior to
                                                    November 1999, he was a vice
                                                    president  of   Zweig/Glaser
                                                    Advisers.  Mr.  Disbrow is a
                                                    vice president and assistant
                                                    treasurer  of 30  investment
                                                    companies for which Mitchell
                                                    Hutchins, PaineWebber or one
                                                    of their  affiliates  serves
                                                    as investment adviser.

John J. Lee***; 32           Vice President and     Mr.    Lee    is    a   vice
                             Assistant Treasurer    president  and  a manager of
                                                    the  mutual   fund   finance
                                                    department    of    Mitchell
                                                    Hutchins. Prior to September
                                                    1997,   he  was   an   audit
                                                    manager  in  the   financial
                                                    services practice of Ernst &
                                                    Young LLP. Mr. Lee is a vice
                                                    president    and   assistant
                                                    treasurer  of 30  investment
                                                    companies for which Mitchell
                                                    Hutchins, PaineWebber or one
                                                    of their  affiliates  serves
                                                    as investment adviser.

                                                     BUSINESS EXPERIENCE; OTHER
NAME AND ADDRESS; AGE       POSITION WITH TRUST            DIRECTORSHIPS
---------------------       -------------------     ----------------------------

Kevin J. Mahoney***;         Vice President and     Mr. Mahoney is a first  vice
  34                         Assistant Treasurer    president   and   a   senior
                                                    manager of the  mutual  fund
                                                    finance     department    of
                                                    Mitchell   Hutchins.    From
                                                    August  1996  through  March
                                                    1999,  he was the manager of
                                                    the  mutual  fund   internal
                                                    control   group  of  Salomon
                                                    Smith   Barney.   Prior   to
                                                    August   1996,   he  was  an
                                                    associate    and   assistant
                                                    treasurer    of    BlackRock
                                                    Financial   Management  L.P.
                                                    Mr.   Mahoney   is  a   vice
                                                    president    and   assistant
                                                    treasurer  of 30  investment
                                                    companies for which Mitchell
                                                    Hutchins, PaineWebber or one
                                                    of their  affiliates  serves
                                                    as    investment    adviser.

Dennis  McCauley*; 53        Vice President         Mr.  McCauley is a  managing
                                                    director      and      chief
                                                    investment     officer-fixed
                                                    income of Mitchell Hutchins.
                                                    Mr.   McCauley   is  a  vice
                                                    president  of 20  investment
                                                    companies for which Mitchell
                                                    Hutchins, PaineWebber or one
                                                    of their  affiliates  serves
                                                    as investment adviser.

Ann E. Moran***; 43         Vice President and      Ms. Moran    is     a   vice
                           Assistant  Treasurer     president and  a  manager of
                                                    of the mutual  fund  finance
                                                    department    of    Mitchell
                                                    Hutchins.  Ms.  Moran  is  a
                                                    vice president and assistant
                                                    treasurer  of 30  investment
                                                    companies for which Mitchell
                                                    Hutchins, PaineWebber or one
                                                    of their  affiliates  serves
                                                    as    investment    adviser.

Dianne E. O'Donnell**; 48  Vice President and       Ms. O'Donnell  is  a  senior
                              Secretary             vice  president  and  deputy
                                                    general  counsel of Mitchell
                                                    Hutchins. Ms. O'Donnell is a
                                                    vice president and secretary
                                                    of 30  investment  companies
                                                    for which Mitchell Hutchins,
                                                    PaineWebber  or one of their
                                                    affiliates     serves     as
                                                    investment adviser.

Susan P. Ryan*; 40         Vice President           Ms. Ryan is  a  senior  vice
                                                    president  and  a  portfolio
                                                    manager     of      Mitchell
                                                    Hutchins. Ms. Ryan is a vice
                                                    president of six  investment
                                                    companies for which Mitchell
                                                    Hutchins, PaineWebber or one
                                                    of their  affiliates  serves
                                                    as investment adviser.

Paul H. Schubert***; 37  Vice President and         Mr.  Schubert  is  a  senior
                            Treasurer               vice   president   and   the
                                                    director  of the mutual fund
                                                    finance     department    of
                                                    Mitchell    Hutchins.    Mr.
                                                    Schubert is a vice president
                                                    and    treasurer    of    30
                                                    investment   companies   for
                                                    which   Mitchell   Hutchins,
                                                    PaineWebber  or one of their
                                                    affiliates     serves     as
                                                    investment adviser.

Barney A. Taglialatela***;  Vice President          Mr. Taglialatela is  a  vice
    39                   Assistant Treasurer        president and a  manager  of
                                                    the  mutual   fund   finance
                                                    department    of    Mitchell
                                                    Hutchins.  Mr.  Taglialatela
                                                    is  a  vice   president  and
                                                    assistant  treasurer  of  30
                                                    investment   companies   for
                                                    which   Mitchell   Hutchins,
                                                    PaineWebber  or one of their
                                                    affiliates     serves     as
                                                    investment adviser.

                                                     BUSINESS EXPERIENCE; OTHER
NAME AND ADDRESS; AGE       POSITION WITH TRUST            DIRECTORSHIPS
---------------------       -------------------     ----------------------------

Keith A. Weller**; 39       Vice President and      Mr.  Weller is  a first vice
                           Assistant Secretary      president   and    associate
                                                    general  counsel of Mitchell
                                                    Hutchins.  Mr.  Weller  is a
                                                    vice president and assistant
                                                    secretary  of 29  investment
                                                    companies for which Mitchell
                                                    Hutchins, PaineWebber or one
                                                    of their  affiliates  serves
                                                    as    investment    adviser.

-------------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is 1285 Avenue of the Americas,  New York, New
   York 10019-6028.

***This person's  business address is Newport Center III, 499 Washington  Blvd.,
   14th Floor, Jersey City, New Jersey 07310-1998.

+ Mrs. Alexander, Mr. Bewkes, Ms. Farrell and Mr. Storms are "interested persons" of the fund as defined in the Investment Company Act by virtue of their positions with Mitchell Hutchins, PaineWebber, and/or PW Group.

        The Trust pays trustees who are not "interested persons" of the Trust $1,000 annually for each series and up to $150 per series for attending each board meeting and each separate meeting of a board committee. The Trust presently has three series and thus pays each such trustee $3,000 annually, plus any additional amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation, aggregating $15,000 annually, from the relevant funds. All trustees are reimbursed for any expenses incurred in attending meetings. Because PaineWebber and Mitchell Hutchins perform substantially all the services necessary for the operation of the Trust, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a trustee or officer.

        The  table  below   includes   certain   information   relating  to  the
compensation of the current trustees who held office with the Trust or with other PaineWebber funds during the periods indicated.


                               COMPENSATION TABLE+


                                           AGGREGATE        TOTAL COMPENSATION
                                          COMPENSATION    FROM THE TRUST AND THE
            NAME OF PERSON, POSITION     FROM THE TRUST*       FUND COMPLEX**
            ------------------------     ---------------  ----------------------

         Richard Q. Armstrong,
         Trustee....... .............     $   5,340               $ 104,650

         Richard R. Burt,
         Trustee.....................         5,340                 102,850

         Meyer Feldberg,
         Trustee.....................         5,340                 143,650

         George W. Gowen,
         Trustee.....................         6,495                 138,400

         Frederic V. Malek,
         Trustee.....................         5,340                 104,650

         Carl W. Schafer,
         Trustee.....................         5,250                 104,650

--------------------
+ Only independent board members are compensated by the PaineWebber funds and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the PaineWebber funds.

* Represents fees paid to each trustee for the fiscal year ended April 30, 2000.

** Represents  total  compensation  paid during the calendar year ended December
   31, 1999, to each board member by 31 investment companies (34 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.


        PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES. As of July 31, 2000, trustees and officers owned in the aggregate less than 1% of the outstanding shares of any class of each fund.

        As  of  July  31,  2000,  the  Trust's   records  showed  the  following
shareholders as owning 5% or more of a class of the funds' shares:

                                                          PERCENTAGE OF SHARES
                                                        BENEFICIALLY OWNED AS OF
        NAME AND ADDRESS*                                     JULY 31, 2000
        ----------------                                      -------------

        MONEY MARKET FUND
        -----------------

        The John P. McGovern Foundation                                   8.19%
                                                           Institutional Shares
        McGovern Family Living Trust                                      7.16%
                                                           Institutional Shares
        Parbanc Co.                                                        100%
                                                         Financial Intermediary
                                                                         Shares

        GOVERNMENT SECURITIES FUND
        --------------------------

        Kacrochem Corp.                                                  10.46%
                                                           Institutional Shares
        Town of Hopedale                                                  7.45%
                                                           Institutional Shares
        Peter O' Halley                                                   5.12%
                                                           Institutional Shares
        Arkansas State Treasury                                           5.02%
                                                           Institutional Shares

        TREASURY SECURITIES FUND
        ------------------------

        James R. Singer                                                  47.54%
                                                           Institutional Shares


        -----------------
        * Each shareholder listed above may be contacted c/o Mitchell Hutchins Asset Management Inc., 51 West 52nd Street, New York, NY 10019-6114.

                     INVESTMENT ADVISORY, ADMINISTRATION AND
                            DISTRIBUTION ARRANGEMENTS

        INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. PaineWebber acts as investment adviser and administrator of each fund pursuant to a contract with the Trust ("Advisory Contract"). Under the Advisory Contract, each fund pays PaineWebber an annual fee, computed daily and paid monthly, at an annual rate of 0.25% of its average daily net assets.

        During each of the periods indicated, the funds paid (or accrued) to PaineWebber the following fees under the Advisory Contract. During these periods, PaineWebber voluntarily waived a portion of its fees and/or voluntarily paid other fund expenses, as set forth below.

                                               FISCAL YEARS ENDED APRIL 30,
                                      ------------------------------------------
                                               2000           1999          1998
                                      --------------  ------------   -----------
       Money Market Fund...........     $ 4,515,497     $4,684,985    $3,572,192
          Fee Amount Waived                  33,799        936,943       716,790
          Expenses Reimbursed               342,949            973         2,739
       Government Securities Fund..         367,653        285,771       215,911
          Fee Amount Waived                   2,299         56,592        43,177
          Expenses Reimbursed                56,754              0       210,691
       Treasury Securities Fund....         335,066        458,169       259,380
          Fee Amount Waived                   2,950         90,943        51,876
          Expenses Reimbursed                75,364              0       128,386


        Under a contract with PaineWebber ("Mitchell Hutchins Contract"), Mitchell Hutchins serves as sub-adviser and sub-administrator for each fund. Under the Mitchell Hutchins Contract, PaineWebber (not the Trust) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 50% of the fees paid by each fund to PaineWebber under the Advisory Contract, net of waivers and/or reimbursements.

        During each of the periods indicated, PaineWebber paid (or accrued) to Mitchell Hutchins the fees indicated below under the Mitchell Hutchins Contract:

                                              FISCAL YEARS ENDED APRIL 30,
                                        ----------------------------------------
                                               2000           1999          1998
                                        -----------     ----------    ----------
       Money Market Fund...........     $ 2,069,375     $1,873,688    $1,503,380
       Government Securities Fund..         154,300        114,287             0
       Treasury Securities Fund....         128,376        183,070        39,694

        Under the terms of the Advisory Contract, each fund bears all expenses incurred in its operation that are not specifically assumed by PaineWebber. General expenses of the Trust not readily identifiable as belonging to a specific fund or to the Trust's other series are allocated among series by or under the direction of the board of trustees in such manner as the board deems fair and equitable. Expenses borne by the Trust include the following (or each fund's share of the following): (1) the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by PaineWebber; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of fund shares under federal and state securities laws and maintaining such registrations and qualifications; (5) fees and salaries payable to the trustees and officers who are not interested persons of the fund or PaineWebber; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or a fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for those trustees who are not interested persons of the Trust; (11) charges of custodians, transfer agents and other agents; (12) expenses of setting in type and printing prospectuses and statements of additional information and supplements thereto, reports and statements to shareholders and proxy material for existing shareholders; (13) costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel, costs of actions, suits or proceedings to which the Trust is a party and the expenses the Trust may incur as a result of its legal obligation to provide indemnification to its officers, trustees, agents and shareholders) incurred by a fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to the trustees and officers; and (18) costs of mailing, stationery and communications equipment.

        The Advisory and Mitchell Hutchins Contracts (collectively, "Contracts") noted above provide that PaineWebber or Mitchell Hutchins, as the case may be, shall not be liable for any error of judgment or mistake of law or for any loss suffered by the funds in connection with the performance of the Contracts, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of PaineWebber or Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

        The Contracts are terminable by vote of the funds' board or by the holders of a majority of the outstanding voting securities of the funds at any time without penalty, on 60 days' written notice to PaineWebber or Mitchell Hutchins, as the case may be. The Advisory Contract is also terminable without penalty by PaineWebber on 60 days' written notice to the Trust, and the Mitchell Hutchins Contract is terminable without penalty by PaineWebber or Mitchell Hutchins on 60 days' written notice to the other party. The Contracts terminate automatically upon their assignment, and the Mitchell Hutchins Contract also automatically terminates upon the assignment of the Advisory Contract.

        SECURITIES LENDING. During the fiscal years ended April 30, 2000, April 30, 1999 and April 30, 1998, the funds paid (or accrued) no fees to PaineWebber for its services as securities lending agent because the funds did not engage in any securities lending activities.

        NET ASSETS. The following table shows the approximate net assets as of July 31, 2000, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                                     NET ASSETS
                            INVESTMENT CATEGORY                        ($mil)
                            -------------------                      ----------

            Domestic(excluding Money Market)......................     $9,156.5
            Global................................................      4,703.4
            Equity/Balanced.......................................      9,585.7
            Fixed Income(excluding Money Market)..................      4,274.2
                Taxable Fixed Income..............................      2,859.4
                Tax-Free Fixed Income.............................      1,414.8
            Money Market Funds....................................     39,450.0


        DISTRIBUTION ARRANGEMENTS. PaineWebber acts as the distributor of each fund's shares under a distribution contract with the Trust ("Distribution Contract"), which requires PaineWebber to use its best efforts, consistent with its other business, to sell shares of the funds. Shares of the funds are offered continuously. PaineWebber is located at 1285 Avenue of the Americas, New York, New York 10019-6028.

        FINANCIAL INTERMEDIARIES. Financial intermediaries, such as banks and savings associations, may purchase Financial Intermediary shares for the accounts of their customers. The Trust has adopted a shareholder services plan

("Plan") with respect to Financial Intermediary shares. PaineWebber implements the Plan on behalf of the Trust by entering into a service agreement with each financial intermediary that purchases Financial Intermediary shares requiring it to provide support services to its customers who are the beneficial owners of Financial Intermediary shares.

        Under the Plan, each fund pays PaineWebber a monthly fee at the annual rate of 0.25% of the average daily net asset value of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under each service agreement, PaineWebber pays an identical fee to the financial intermediary for providing the support services to its customers specified in the service agreement. These services may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with PaineWebber; (ii) providing customers with a service that invests the assets of their accounts in Financial Intermediary shares; (iii) processing dividend payments from the Trust on behalf of customers; (iv) providing information periodically to customers showing their positions in Financial Intermediary shares; (v) arranging for bank wires; (vi) responding to customer inquiries relating to the services performed by the financial intermediary; (vii) providing sub-accounting with respect to Financial Intermediary shares beneficially owned by customers or the information necessary for sub-accounting; (viii) forwarding shareholder communications from the Trust (such as proxies, shareholder reports and dividend, distribution and tax notices) to customers, if required by law; and (ix) such other similar services as a fund may reasonably request from time to time to the extent the financial intermediary is permitted to do so under federal and state statutes, rules and regulations. During the fiscal year ended April 30, 2000, the Trust made payments through PaineWebber to financial intermediaries with respect to Financial Intermediary shares in the amount of $66,100 for Money Market Fund, $0 for Government Securities Fund and $0 for Treasury Securities Fund.

        Under the terms of the service agreements, financial intermediaries are required to provide to their customers a schedule of any additional fees that they may charge customers in connection with their investments in Financial Intermediary shares. Financial Intermediary shares are available for purchase only by financial intermediaries that have entered into service agreements with PaineWebber in connection with their investment. Financial intermediaries providing services to beneficial owners of Financial Intermediary shares in certain states may be required to be registered as dealers under the laws of those states.

        The Plan requires that PaineWebber provide to the board at least annually a written report of the amounts expended by PaineWebber under service agreements with financial intermediaries and the purposes for which such expenditures were made. Each service agreement requires the financial intermediary to cooperate with PaineWebber in providing information to the board with respect to amounts expended and services provided under the service agreement. The Plan may be terminated at any time, without penalty, by vote of the trustees of the Trust who are not "interested persons" of the Trust as defined in the Investment Company Act and who have no direct or indirect financial interest in the operation of the Plan ("Disinterested Trustees"). Any amendment to the Plan must be approved by the board and any material amendment must be approved by the Disinterested Trustees.

        Should future legislative, judicial or administrative action prohibit or restrict the activities of banks serving as financial intermediaries in connection with the provision of support services to their customers, the Trust and PaineWebber might be required to alter or discontinue their arrangements with financial intermediaries and change their method of operations with respect to Financial Intermediary shares. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset values per share or result in a financial loss to any shareholder.

        Conflict of interest restrictions may apply to a financial institution's receipt of compensation from a fund through PaineWebber under a service agreement resulting from fiduciary funds being invested in Financial Intermediary shares. Before investing fiduciary funds in Financial Intermediary shares, financial intermediaries, including investment advisers and other money managers under the jurisdiction of the SEC, the Department of Labor or state securities commissions and banks regulated by the Comptroller of the Currency should consult their legal advisors.

                             PORTFOLIO TRANSACTIONS

        The funds purchase portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

        For purchases or sales with broker-dealer firms that act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Mitchell Hutchins may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

        Research services and information received from brokers or dealers are supplemental to Mitchell Hutchins' own research efforts and, when utilized, are subject to internal analysis before being incorporated into their investment processes. Information and research services furnished by brokers or dealers through which or with which the funds effect securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that either of them advises may be used in advising the funds.

        During the fiscal years ended April 30, 2000, April 30, 1999 and April 30, 1998 the funds paid no brokerage commissions. Therefore, the funds have not allocated any brokerage transactions for research, analysis, advice and similar services.

        Investment decisions for the funds and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the funds and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the funds and such other account(s) as to amount in a manner deemed equitable to the funds and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the funds are concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the funds.

        As of April 30, 2000, Money Market Fund owned securities issued by the following companies which are regular broker-dealers for the fund:

         ISSUER                          TYPE OF SECURITY                VALUE
         ------                          ----------------                -----

Bear Stearns Companies Incorporated      commercial paper            $49,931,905
Goldman Sachs Group L.P.                 commercial paper             24,957,917
Merrill Lynch & Company, Incorporated    short-term
                                           corporate obligation       24,998,011
Morgan Stanley, Dean Witter & Company    commercial paper             80,000,000

                  ADDITIONAL INFORMATION REGARDING REDEMPTIONS

        Each fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC,
(2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of each fund's portfolio at the time; although the funds attempt to maintain a constant net asset value of $1.00 per share.

        If conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by the fund and valued in the same way as they would be valued for purposes of computing the fund's net asset value. If payment is made in securities, the shareholder may incur brokerage expenses in converting these securities into cash. The Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for a shareholder.


                               VALUATION OF SHARES

        Money Market Fund's and Government Securities Fund's net asset values per share are determined by State Street Bank and Trust Company ("State Street") as of noon, Eastern time, 2:30 p.m., Eastern time and 4:30 p.m., Eastern time, on each Business Day. Treasury Securities Fund's net asset value per share is determined by State Street as of noon, Eastern time and 2:30 p.m., Eastern time, on each Business Day. As defined in the Prospectus, "Business Day" means any day on which the Massachusetts offices of State Street and the funds' transfer agent, PFPC Inc. ("PFPC") and the New York City offices of PaineWebber are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

        Each fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, the funds must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the funds might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

        The board has established procedures ("Procedures") for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for each fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Each fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those U.S. dollar denominated instruments that are of high quality under the Rule and that Mitchell Hutchins, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

        In determining the approximate market value of portfolio investments, the funds may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                             PERFORMANCE INFORMATION

        The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to indicate future performance. The investment return will fluctuate.

        TOTAL  RETURN   CALCULATIONS.   Average   annual  total  return   quotes
("Standardized Return") used in each fund's Performance Advertisements are calculated according to the following formula:

         P(1 + T)n = ERV
     where:      P = a hypothetical initial payment of $1,000 to purchase shares of a specified class
                 T = average annual total return of shares of that class n = number of years
               ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of that period.

        Under the foregoing formula, the time periods used in Performance Advertisements will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertisement for publication. Total return, or "T" in the formula above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. All dividends are assumed to have been reinvested at net asset value.

        The funds may also advertise other performance data, which may consist of the annual or cumulative return (including net short-term capital gain, if any) earned on a hypothetical investment in each fund since it began operations or for shorter periods. This return data may or may not assume reinvestment of dividends (compounding).

        The following tables show performance information for the funds' shares outstanding for the periods indicated. All returns for periods of more than one year are expressed as an average annual return.

                                MONEY MARKET FUND

                                                                    FINANCIAL
                                                 INSTITUTIONAL     INTERMEDIARY
                                                    SHARES            SHARES
      (INCEPTION DATE)                            (06/03/91)       (01/14/98)*
      ----------------                            ----------       ----------

      Year ended April 30, 2000:
              Standardized Return............        5.40%             5.14%
      Five Years ended April 30, 2000:
              Standardized Return............        5.42%               N/A
      Inception* to April 30, 2000:
              Standardized Return............        4.79%             5.08%

---------------
* Date for most recent issuance of shares. Financial Intermediary shares were originally issued on March 17, 1994, but subsequently redeemed before being reissued in 1998.

                           GOVERNMENT SECURITIES FUND


                                      INSTITUTIONAL
                                          SHARES
      (INCEPTION DATE)                  (06/03/91)
      ----------------                -------------
      Year ended April 30, 2000:
         Standardized Return.........      5.22%
      Five Years ended April 30, 2000:
         Standardized Return.........      5.24%
      Inception to April 30, 2000:
         Standardized Return.........      4.61%



                            TREASURY SECURITIES FUND

                                      INSTITUTIONAL
                                          SHARES
      (INCEPTION DATE)                  (12/06/91)
      ----------------                -------------
      Year ended April 30, 2000:
         Standardized Return.........      4.97%
      Five Years ended April 30, 2000:
         Standardized Return.........      4.98%
      Inception to April 30, 2000:
         Standardized Return.........      4.40%



        CALCULATION OF YIELD. Each fund computes its 7-day current yield and its 7-day effective yield quotations using standardized methods required by the SEC. A fund from time to time advertises (1) its current yield based on a recently ended seven-day period, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from that shareholder account, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return and then multiplying the base period return by (365/7), with the resulting yield figure carried to at least the nearest hundredth of one percent; and (2) its effective yield based on the same seven-day period by compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting 1 from the result, according to the following formula:

              EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1

        Yield may fluctuate daily and does not provide a basis for determining future yields. Because the yield of each fund fluctuates, it cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, the average maturity of the portfolio securities and whether there are any special account charges that may reduce the yield.

        The following table shows the yield and effective yield for the outstanding shares of each fund for the 7-day period ended April 30, 2000:

                                                 YIELD    EFFECTIVE YIELD
                                                 -----    ---------------
Money Market Fund
   Institutional shares                          5.92%              6.10%
   Financial Intermediary shares                 5.67%              5.83%
Government Securities Fund
   Institutional shares                          5.74%              5.90%
   Financial Intermediary shares                   N/A                N/A
Treasury Securities Fund
   Institutional shares                          5.30%              5.44%
   Financial Intermediary shares                   N/A                N/A


        The funds may also advertise non-standardized yields calculated in a manner similar to that described above, but for different time periods (e.g., one-day yield, 30-day yield).

        OTHER INFORMATION. The funds' performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in each fund will fluctuate. In Performance Advertisements, the funds may compare their yields with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC Financial Data, Inc. ("IBC"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indexes, including the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Morgan Stanley Capital International World Index, the Lehman Brothers Treasury Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Salomon Smith Barney World Government Bond Index and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The funds also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, IBC, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the funds and comparative mutual fund data and ratings reported in independent periodicals, including THE WALL STREET JOURNAL, MONEY MAGAZINE, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, FORTUNE, THE NEW YORK TIMES, THE CHICAGO TRIBUNE, THE WASHINGTON POST and THE KIPLINGER LETTERS. Comparisons in Performance Advertisements may be in graphic form.

        The funds may also compare their performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Certificate of Deposit Index and the Bank Rate Monitor National Index and the average of yields of CDs of major banks published by Banxquotes(R) Money Markets. In comparing a fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S. government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Bank accounts are insured in whole or in part by an agency of the U.S. government and may offer a fixed rate of return. Fund shares are not insured or guaranteed by the U.S. government and returns thereon will fluctuate. While the funds seek to maintain a stable net asset value of $1.00 per share, there can be no assurance that they will be able to do so.

        The funds may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends on the funds' investments are reinvested by being paid in additional fund shares, any future income of the funds would increase the value, not only of the original funds' investments, but also of the additional fund shares received through reinvestment. As a result, the value of the funds' investments would increase more quickly than if dividends had been paid in cash. The funds may also make available to shareholders a daily accrual factor or "mil rate" representing dividends accrued to shareholder accounts on a given day or days. Certain shareholders may find that this information facilitates accounting or recordkeeping.

                                      TAXES

        BACKUP WITHHOLDING. The funds are required to withhold 31% of all dividends and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the funds or PaineWebber with a correct taxpayer identification number. Withholding at that rate also is required from dividends payable to those shareholders who otherwise are subject to backup withholding.

        QUALIFICATION AS A REGULATED INVESTMENT COMPANY. To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code, each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and net short-term capital gain, if any) and must meet several additional requirements. With respect to each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If a fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

                                OTHER INFORMATION

        MASSACHUSETTS BUSINESS TRUST. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or by any officers or officer by or on behalf of the Trust, a fund, the trustees or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from a fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations, a possibility which PaineWebber believes is remote and not material. Upon payment of any liability incurred by a shareholder, the shareholder paying such liability will be entitled to reimbursement from the general assets of the fund. The trustees intend to conduct the operations of each fund in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

        CLASS OF SHARES. A share of each class of a fund represents an interest in the fund's investment portfolio and has similar rights, privileges and preferences. Each share of a fund has equal voting, dividend and liquidation rights, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries and bear the related service costs.

        VOTING RIGHTS. Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all its board members. The shares of a fund will be voted together, except that only the shareholders of a particular class may vote on matters affecting only that class. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the securities is required by law. Financial intermediaries holding shares for their own accounts must undertake to vote the shares in the same proportions as the vote of shares held for their customers.

        The Trust does not hold annual meetings. There normally will be no meetings of shareholders to elect trustees unless fewer than a majority of the trustees holding office have been elected by shareholders. Shareholders of record holding no less than two thirds of the outstanding shares of the Trust may remove a board member by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of record of at least 10% of the outstanding shares of the Trust.

        CUSTODIAN; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, is custodian of the funds' assets. PFPC, a subsidiary of PNC Bank, N.A., located at 4400 Computer Drive, Westborough, Massachusetts 01581-5159, serves as each fund's transfer and dividend disbursing agent.

       COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the funds. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

       AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the funds.



                              FINANCIAL STATEMENTS

        The funds' Annual Report to Shareholders for their last fiscal year ended April 30, 2000 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by this reference.

You should rely only on the  information
contained   or   referred   to  in   the
Prospectus   and   this   Statement   of
Additional  Information.  The  funds and        MITCHELL HUTCHINS'
their  distributor  have not  authorized        Liquid Institutional Reserves
anyone to provide  you with  information
that is different.  The  Prospectus  and        Money Market Fund
this Statement of Additional Information        Government Securities Fund
are not an offer to sell  shares  of the        Treasury Securities Fund
funds  in  any  jurisdiction  where  the
funds  or  their   distributor  may  not
lawfully sell those shares.
                                            ------------------------------------
                                             Statement of Additional Information
                --------                                       September 1, 2000
                                            ------------------------------------







                                                                     PAINEWEBBER






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